Concentration of Risk	12 Months Ended
Dec. 31, 2025
Concentration of Risk [Abstract]
CONCENTRATION OF RISK

3. CONCENTRATION OF RISK

(a) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, other receivables included in prepaid expenses, other current assets, and amounts due from related parties. As of December 31, 2024 and 2025, RMB242,359 and RMB301,095(US$43,056), respectively, were deposited with major financial institutions located in the PRC. There is a RMB500,000 deposit insurance limit for a legal entity’s aggregated balance at each mainland PRC bank, and the bank deposits with financial institutions in the Hong Kong Special Administrative Region are insured by the government authority up to HKD500,000. Management believes that these financial institutions are of high credit quality and continually monitor the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests.

For the credit risk related to accounts receivable, the Company adopted Credit Losses (Topic 326) effective January 1, 2023. The Company performs ongoing credit evaluations of its debtors and assesses allowance for credit loss on a portfolio basis. When specific debtors are identified as no longer sharing the same risk profile as the current pool, they are removed from the pool and evaluated separately. The Company makes specific bad debt provisions based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. In estimating expected credit losses, the Company considered the uncertainties associated with regulatory policy changes in the industry and recent and expected market trends. The Company’s exposure to credit losses may increase if its debtors are adversely affected by changes, such as economic pressures or uncertainty associated with local and industry, or other customer-specific factors. Given the regulatory and tax policy changes for the livestreaming industry starting in the second half of 2025 and increasing credit risk of the Company’s debtors in the livestreaming industry, the Company provided additional allowance for credit loss for debtors with high risk and delinquent accounts by assistance from third party valuation firm. The facts and circumstances of each account may require the Company to use substantial judgment in assessing its collectability. The Company will continue to periodically review the allowance and make necessary adjustments accordingly.

(b) Currency convertibility risk

Majority of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB (¥) into US$ ($) or other foreign currencies. All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

(c) Significant customers

For the year ended December 31, 2023, 2024 and 2025, no customer individually represents greater than 10% of the total revenue.

(d) Significant suppliers

For the year ended December 31, 2023, one vendor accounted for 10.0% of the Company’s total purchases and one vendor accounted for 11.1% of the Company’s accounts payable as of December 31, 2023. For the year ended December 31, 2024, no vendor accounted more than 10.0% of the Company’s total purchases and no vendor accounted for greater than 10% of the Company’s accounts payable as of December 31, 2024. For the year ended December 31, 2025, no vendor accounted more than 10% of the Company’s total purchases and one vendor accounted for 11.5% of the Company’s accounts payable as of December 31, 2025.